Operating segments (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,003	$2,005	$141	$325	$(82)	$4,392
Non-interest income (3)(4)	704	980	1,016	842	207	3,749
Total revenues	2,707	2,985	1,157	1,167	125	8,141
Provision for credit losses	321	580	1	24	–	926
Non-interest expenses	1,233	1,664	737	654	130	4,418
Provision for income taxes	301	159	110	117	(216)	471
Net income	$852	$582	$309	$372	$211	$2,326
Net income attributable to non-controlling interests in subsidiaries	$–	$64	$3	$–	$(28)	$39
Net income attributable to equity holders of the Bank	$852	$518	$306	$372	$239	$2,287
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	$–	$55	$–	$–	$–	$55
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	852	463	306	372	239	2,232
Average assets ($ billions)	$355	$203	$25	$411	$124	$1,118
Average liabilities ($ billions)	$263	$151	$35	$337	$262	$1,048
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $68 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20; International Banking – $93, Global Wealth Management – $3, and Other– $(25).
(5)	Refer to Note 21 for closed divestitures impacting the current period.

	For the three months ended October 31, 2019 (1)
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (2)	Total
Net interest income (3)	$2,027	$2,093	$142	$337	$(263)	$4,336
Non-interest income (4)(5)	656	1,093	1,007	833	43	3,632
Total revenues	2,683	3,186	1,149	1,170	(220)	7,968
Provision for credit losses	247	502	–	4	–	753
Non-interest expenses	1,220	1,688	744	631	28	4,311
Provision for income taxes	318	231	102	130	(185)	596
Net income	$898	$765	$303	$405	$(63)	$2,308
Net income attributable to non-controlling interests in subsidiaries	$–	$86	$4	$–	$17	$107
Net income attributable to equity holders of the Bank	$898	$679	$299	$405	$(80)	$2,201
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	$–	$154	$2	$–	$–	$156
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	898	525	297	405	(80)	2,045
Average assets ($ billions)	$349	$205	$25	$388	$124	$1,091
Average liabilities ($ billions)	$263	$156	$33	$318	$251	$1,021
(1)	Amounts for October 31, 2019 have been restated to reflect the reorganization of the business segments which now include Global Wealth Management.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $58 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18; International Banking – $207, Global Wealth Management – $3, and Other – $(67).
(6)	Refer to Note 21 for closed divestitures impacting the current period.

	For the three months ended January 31, 2019 (1)
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (2)	Total
Net interest income (3)	$1,928	$2,045	$143	$372	$(214)	$4,274
Non-interest income (4)(5)	656	1,092	955	703	(76)	3,330
Total revenues	2,584	3,137	1,098	1,075	(290)	7,604
Provision for credit losses	231	470	2	(16)	1	688
Non-interest expenses	1,187	1,635	723	645	(19)	4,171
Provision for income taxes	305	204	96	111	(218)	498
Net income	$861	$828	$277	$335	$(54)	$2,247
Net income attributable to non-controlling interests in subsidiaries	$–	$107	$4	$–	$–	$111
Net income attributable to equity holders of the Bank	$861	$721	$273	$335	$(54)	$2,136
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	$–	$159	$4	$–	$–	$163
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	861	562	269	335	(54)	1,973
Average assets ($ billions)	$334	$194	$25	$364	$116	$1,033
Average liabilities ($ billions)	$248	$150	$30	$297	$239	$964
(1)	Amounts for January 31, 2019 have been restated to reflect the reorganization of the business segments which now include Global Wealth Management.
(2)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $34 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $13; International Banking – $160, Global Wealth Management – $1, and Other – $(45).
(6)	Refer to Note 21 for closed divestitures impacting the current period.